Debt Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Lease Commitments [Abstract]
Future minimum rental commitments due in 2016	$ 76,433
Future minimum rental commitments due in 2017	53,066
Future minimum rental commitments due in 2018	32,781
Future minimum rental commitments due in 2019	17,935
Future minimum rental commitments due in 2020	12,976
Future minimum rental commitments due after 2020	42,851
Operating Leases, Rent Expense, Net [Abstract]
Rental expense	$ 125,657	$ 131,948	$ 133,478